General Information (Details)	12 Months Ended
Dec. 31, 2017
ProQR Therapeutics Holding B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics I B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics II B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics III B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics IV B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VI B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VIII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics IX B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Amylon Therapeutics B.V [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
ProQR Therapeutics I Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%